CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
	December 31,
	2020	2021
Liability component:

Principal amount	$575,000	$575,000
Unamortized discount	(62,356)	(46,976)
Unamortized issuance costs	(10,342)	(7,930)

Net carrying amount	$502,302	$520,094

Equity component, net of issuance costs of $2,046 and deferred taxes of $11,022	$65,932	$65,932

Schedule of Interest Expense Related to Notes
	December 31,
	2020	2021
Amortization of debt discount	$14,931	$15,380
Amortization of debt issuance costs	2,252	2,412
Total interest expense recognized	$17,183	$17,792